ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables) - ESG [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of accrued expenses and other current liabilities

Accrued expenses and other payable consisted of the following:
	June 30, 2023	December 31, 2022
Advances from customers	$102,151	$48,646
Salary payable	126,626	142,737
Tax payable	6,357	18,527
Other payable	2,333,953	2,593,169
Total	$2,569,087	$2,803,079

December 31,	2022	2021
Advances from customers	$48,646	$146,105
Salary payable	142,737	147,685
Tax payable	18,527	-
Other payable	2,593,169	2,136,181
Total	$2,803,079	$2,429,971

Schedule of other payable

December 31,	2022	interest rate	due date	2021	interest rate	due date
Funan Agricultural Investment Co. Ltd	289,943	6.00%	6/26/23	314,668	6%	12/15/22
Funan Small Business financing service center	1,449,717	5.90%	12/23/23	786,671	5.22%	11/29/22
Individual	724,858	-	8/29/23	786,671	-	-
Interest accumulated and other	128,650	-	-	248,172	-	-
Total	2,593,168	-	-	2,136,182